Segment reporting - Geographic information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Revenue	¥ 10,085,649	¥ 9,071,659	¥ 8,978,986
Non-current assets	2,853,211	1,198,910
Elimination of discontinued operations
Disclosure of geographical areas [line items]
Revenue			(282,946)
Discontinued operations
Disclosure of geographical areas [line items]
Revenue			282,946
the PRC
Disclosure of geographical areas [line items]
Revenue	7,442,156	7,291,219	6,044,100
Non-current assets	2,575,241	902,793
the PRC | Continuing and discontinuing operations
Disclosure of geographical areas [line items]
Revenue	7,442,156	7,291,219	6,246,301
the PRC | Discontinued operations
Disclosure of geographical areas [line items]
Revenue			202,201,000
Other Asian countries excluding the PRC
Disclosure of geographical areas [line items]
Revenue	1,174,323	961,622	1,428,035
Non-current assets	63,021	82,414
Other Asian countries excluding the PRC | Continuing and discontinuing operations
Disclosure of geographical areas [line items]
Revenue	1,174,323	961,622	1,428,035
America
Disclosure of geographical areas [line items]
Revenue	1,189,119	584,630	1,221,058
Non-current assets	204,459	191,304
America | Continuing and discontinuing operations
Disclosure of geographical areas [line items]
Revenue	1,189,119	584,630	1,221,058
Europe
Disclosure of geographical areas [line items]
Revenue	174,691	117,214	172,169
Non-current assets	10,490	22,399
Europe | Continuing and discontinuing operations
Disclosure of geographical areas [line items]
Revenue	174,691	117,214	183,480
Europe | Discontinued operations
Disclosure of geographical areas [line items]
Revenue			11,311,000
Other countries
Disclosure of geographical areas [line items]
Revenue	105,360	116,974	113,624
Other countries | Continuing and discontinuing operations
Disclosure of geographical areas [line items]
Revenue	¥ 105,360	¥ 116,974	183,058
Other countries | Discontinued operations
Disclosure of geographical areas [line items]
Revenue			¥ 69,434,000